SUPPLEMENT TO THE PROSPECTUSES

andSTATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ALTERNATIVE FUNDS

Wells Fargo Alternative Strategies Fund

(the “Fund”)

Effective January 19, 2018, Passport Capital, LLC (“Passport Capital”) will no longer be listed as a sub-adviser to the Fund.  All references to Passport Capital in the Fund’s prospectuses and Statement of Additional Information are hereby removed.

January 19, 2018                                                                                          ALIT018/P704SP